Subordinated Liabilities - Undated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 4,191	£ 4,495
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 16	17
Borrowings Initial call date	2032
6.86% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 197	232
Borrowings Initial call date	2032
7.434% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	100
Borrowings Initial call date	2017
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 36	37
Borrowings Initial call date	2019
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 3,142	3,124
Borrowings Initial call date	2019
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 52	54
Borrowings Initial call date	2036
6.375% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	140
Borrowings Initial call date	2017
7.7% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 74	84
Borrowings Initial call date	2018
8.25% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 144	148
Borrowings Initial call date	2018
7.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 182	193
Borrowings Initial call date	2020
6.125% Undated Subordinated Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 43	45
Borrowings Initial call date	2027
Junior Undated Notes | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 28	31
Borrowings Initial call date	Any interest payment date
Undated Primary Capital Notes Series 3 | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 21	21
Borrowings Initial call date	Any interest payment date
9.25% Perpetual Subordinated Bonds (ex-Woolwich PLC) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 87	91
Borrowings Initial call date	2021
9% Permanent Interest Bearing Capital Bonds | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 45	47
Borrowings Initial call date	At any time
5.03% Reverse Dual Currency Undated Subordinated Loan | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 51	54
Borrowings Initial call date	2028
5% Reverse Dual Currency Undated Subordinated Loan | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 73	£ 77
Borrowings Initial call date	2028